SUBSEQUENT EVENTS (Details Narrative) - USD ($)				1 Months Ended						3 Months Ended			6 Months Ended	9 Months Ended		12 Months Ended
	Jul. 06, 2022	Oct. 11, 2021	Apr. 13, 2017	Apr. 27, 2022	Dec. 16, 2021	Oct. 31, 2021	Feb. 01, 2021	Apr. 30, 2020	Feb. 01, 2019	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Oct. 15, 2021	Dec. 15, 2020
Common stock shares reserved for future issuance	150,000
Exercise price	$ 2.24															$ 1.90	$ 1.20		$ 1.155
Term	five years
Proceeds from notes payable														$ 0	$ 14,209,000	$ 14,209,000	$ 5,639,500
Interest expense										$ 239,760	$ 5,228,058	$ 1,733,738		8,024,709	9,735,604	14,914,065	6,094,682
Loan interest														$ 0	$ 0	18,800	$ 0
Common stock shares issued upon exercise of stock options/warrants, shares														863,986
Warrant and stock option [Member]
Common stock shares issued upon exercise of stock options/warrants, amount																$ 768,830
Common stock shares issued upon exercise of stock options/warrants, shares																803,361
Note Payable-PPP Loans [Member]
Proceeds from notes payable							$ 205,633	$ 226,170
Interest expense													$ 4,350			$ 3,222
Repayment loan				$ 98,106
Loan interest				1,997
Loan amount forgiven				$ 128,064
Lease modification, pine street [Member]
Lease expiration date									Jun. 30, 2024
Lease periodic payments, payable under agreement									$ 8,697
Change in rental payments, each year, percentage									3.00%
First amendment to lease, description		the Company entered into First Amendment of Lease and added 1,030 square feet for year for $1,000 for $5,000 per month.
Lease modification, union street [Member]
Lease expiration date			May 31, 2022			May 31, 2023
Lease periodic payments, payable under agreement			$ 3,334			$ 2,986
Change in rental payments, each year, percentage			3.00%
2021 Equity Incentive Plan [Member]
Common stock shares reserved for future issuance																		20,000,000
2021 And 2011 Equity Incentive Plan [Member]
Common stock issued under incentive plans																		34,650,120
Ronald P. Erickson [Member]
Common stock shares reserved for future issuance					1,000
Exercise price					$ 2.09
Term					5 years
Phillip A. Bosua [Member]
Common stock shares reserved for future issuance					1,300,000
Exercise price					$ 2.09
Term					5 years
Three directors [Member]
Common stock shares reserved for future issuance					30,000
Number of warrants issued					20,000
Seven employees and three consultants [Member]
Common stock shares reserved for future issuance																910,000
Exercise price																$ 2.09
Term																5 years